Share capital - Rio Tinto Limited - Summary of share capital (Detail) $ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Nov. 30, 2017 shares	Apr. 30, 2015 shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 AUD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 AUD ($) shares	Dec. 31, 2015 USD ($) shares
Disclosure Of Classes Of Share Capital [Line Items]
Adjustment on currency translation | $			$ 908
Rio Tinto Limited [member]
Disclosure Of Classes Of Share Capital [Line Items]
Issued and fully paid up share capital at beginning balance			3,915	$ 4,004	$ 3,950		$ 4,535
Adjustment on currency translation | $			310		(35)		(503)
Ordinary shares purchased and cancelled | $			(85)				(82)
Issued and fully paid up share capital at ending balance			$ 4,140	$ 3,893	$ 3,915	$ 4,004	$ 3,950
Number of issued and fully paid up share capital at beginning balance | shares			424,190,000	424,190,000	424,190,000	424,190,000	435,760,000
Ordinary shares purchased and cancelled | shares	(11,778,064)	(11,566,308)	(11,780,000)	(11,780,000)			(11,570,000)
Number of issued and fully paid up share capital at ending balance | shares			412,410,000	412,410,000	424,190,000	424,190,000	424,190,000
Rio Tinto Limited [member] | Special voting share [member]
Disclosure Of Classes Of Share Capital [Line Items]
Other share classes			1 only	1 only	1 only	1 only	1 only
Rio Tinto Limited [member] | DLC dividend share [member]
Disclosure Of Classes Of Share Capital [Line Items]
Other share classes			1 only	1 only	1 only	1 only	1 only